UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

INTERNATIONAL PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
_______________________________________________________________________________

BHP Billiton Plc                             $  2,150,883             4.6%
-------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                2,128,242             4.5
-------------------------------------------------------------------------------
Allied Irish Banks Plc                          1,844,093             3.9
-------------------------------------------------------------------------------
IHC Caland NV                                   1,779,114             3.8
-------------------------------------------------------------------------------
Credit Suisse Group                             1,639,014             3.5
-------------------------------------------------------------------------------
Standard Chartered Plc                          1,444,003             3.1
-------------------------------------------------------------------------------
Vodafone Group Plc                              1,286,266             2.7
-------------------------------------------------------------------------------
BNP Paribas, SA                                 1,240,296             2.7
-------------------------------------------------------------------------------
Total, SA Cl.B                                  1,165,269             2.5
-------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.                    1,132,285             2.4
                                             ------------            ----
-------------------------------------------------------------------------------
                                             $ 15,809,465            33.7%
-------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
June 30, 2003 (unaudited)

                                                                  PERCENT OF
SECTOR                                       U.S. $ VALUE         NET ASSETS
_______________________________________________________________________________

Basic Industries                             $  3,336,482             7.1%
-------------------------------------------------------------------------------
Capital Goods                                   1,558,694             3.3
-------------------------------------------------------------------------------
Consumer Manufacturing                          3,236,457             6.9
-------------------------------------------------------------------------------
Consumer Services                               6,293,165            13.4
-------------------------------------------------------------------------------
Consumer Staples                                4,061,652             8.7
-------------------------------------------------------------------------------
Energy                                          3,609,385             7.7
-------------------------------------------------------------------------------
Finance                                        11,682,615            24.9
-------------------------------------------------------------------------------
Healthcare                                      4,805,581            10.2
-------------------------------------------------------------------------------
Multi Industry Companies                          568,912             1.2
-------------------------------------------------------------------------------
Technology                                      2,805,296             6.0
-------------------------------------------------------------------------------
Utilities                                       4,288,533             9.2
                                             ------------            ----
-------------------------------------------------------------------------------
Total Investments                              46,246,772            98.6
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities          642,491             1.4
                                             ------------            ----
-------------------------------------------------------------------------------
Net Assets                                   $ 46,889,263           100.0%
-------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-98.6%
AUSTRALIA-4.7%
News Corp., Ltd.                                       63,701     $    479,047
Sonic Healthcare, Ltd.                                 47,199          207,581
St. George Bank, Ltd.                                  46,800          678,755
Telstra Corp., Ltd.                                    72,300          213,602
Westpac Banking Corp.                                  55,824          609,099
                                                                  ------------
                                                                     2,188,084
                                                                  ------------
AUSTRIA-0.4%
Telekom Austria AG (a)                                 17,216          195,651
                                                                  ------------
FINLAND-1.2%
Nokia AB Corp.                                         34,887          575,447
                                                                  ------------
FRANCE-12.9%
BNP Paribas, SA                                        24,368        1,240,296
Carrefour, SA                                           8,698          427,008
Dassault Systemes, SA                                   2,500           82,243
France Telecom, SA (a)                                 14,872          365,395
L' Oreal, SA                                            5,788          408,780
LVMH Moet Hennessy Louis Vuitton, SA                   11,121          552,484
Sanofi-Synthelabo, SA                                   6,261          367,287
Schneider Electric, SA                                 21,917        1,032,099
Total, SA Cl.B                                          7,698        1,165,269
Veolia Environnement                                   20,162          415,125
                                                                  ------------
                                                                     6,055,986
                                                                  ------------
GERMANY-6.8%
Adidas-Salomon AG                                       2,722          233,164
Altana AG                                               5,886          371,965
Bayerische Motoren Werke (BMW) AG                      25,376          977,823
Infineon Technologies AG (a)                            2,000           19,370
Porsche AG Pfd.                                         2,496        1,059,408
SAP AG                                                  1,272          150,262
Schering AG                                             7,392          362,043
                                                                  ------------
                                                                     3,174,035
                                                                  ------------
HONG KONG-1.7%
Johnson Electric Holdings, Ltd.                       169,500          210,839
Legend Group, Ltd.                                    110,000           36,675
Li & Fung, Ltd.                                       409,000          527,106
                                                                  ------------
                                                                       774,620
                                                                  ------------
INDIA-0.6%
Dr. Reddy's Laboratories, Ltd. (ADR)                   12,400          289,044
                                                                  ------------
IRELAND-3.9%
Allied Irish Banks Plc                                123,229        1,844,093
                                                                  ------------
ISRAEL-0.6%
Teva Pharmaceutical Industries, Ltd. (ADR)              5,000          284,650
                                                                  ------------
ITALY-4.7%
Alleanza Assicurazioni                                 39,885          379,868
ENI SpA                                                43,898          665,002
Telecom Italia Mobile SpA                              15,449           76,234
Telecom Italia SpA                                     50,059          453,733
Tods SpA                                                9,570          298,094
UniCredito Italiano SpA                                70,439          336,243
                                                                  ------------
                                                                     2,209,174
                                                                  ------------
JAPAN-14.3%
Bank of Fukuoka, Ltd.                                  61,000          234,625
Brother Industries, Ltd.                               15,000          103,875
Canon, Inc.                                            10,200          468,917
Fanuc, Ltd.                                             5,700          282,967
Fujisawa Pharmaceutical Co., Ltd.                      13,000          244,045
Fujitsu, Ltd.                                          22,000           90,309
Hoya Corp.                                              3,600          248,400
Kao Corp.                                               8,000          149,180
KDDI Corp.                                                 28          108,631
KOSE Corp.                                             12,700          415,369
Mitsubishi Corp.                                       60,000          417,004
Nissan Motor Co., Ltd.                                 74,900          717,410
Nitto Denko Corp.                                       1,000           32,790
Nomura Securities Co., Ltd.                            10,000          127,154
NTT DoCoMo, Inc.                                           91          197,405
ORIX Corp.                                              2,000          110,800
Ricoh Co., Ltd.                                        15,000          245,547
Sanken Electric Co., Ltd.                               6,000           53,314
Seiko Epson Corp. (a)                                   5,100          151,908
Seven-Eleven Japan Co., Ltd.                            5,000          124,734
Shin-Etsu Chemical Co., Ltd.                           33,100        1,132,285
Shionogi & Co., Ltd.                                   34,000          461,541
Sumitomo Trust & Banking Co., Ltd.                     38,000          131,576
Suzuki Motor Corp.                                     29,000          377,940
Tokyo Electron, Ltd.                                    1,200           56,969
Tomen Devices Corp.                                     2,000           25,531
                                                                  ------------
                                                                     6,710,226
                                                                  ------------
MUMBAI-0.4%
HDFC Bank, Ltd. (ADR)                                  10,400          195,000
                                                                  ------------
NETHERLANDS-6.0%
Gucci Group                                             4,969          486,397
Heineken NV                                             9,690          344,409
IHC Caland NV                                          34,789        1,779,114
ING Groep NV                                           12,794          222,658
                                                                  ------------
                                                                     2,832,578
                                                                  ------------
SOUTH KOREA-1.0%
Kookmin Bank                                            5,630          169,678
Samsung Electronics Co., Ltd.                           1,030          306,111
                                                                  ------------
                                                                       475,789
                                                                  ------------
SPAIN-1.3%
Telefonica, SA                                         53,259          619,351
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
SWITZERLAND-6.1%
Credit Suisse Group                                    62,140     $  1,639,014
Novartis AG                                            25,424        1,008,232
Swiss Reinsurance                                       3,449          191,512
                                                                  ------------
                                                                     2,838,758
                                                                  ------------
TAIWAN-1.1%
Ambit Microsystems Corp.                               14,000           43,282
Compal Electronics, Inc.                               29,000           38,879
MediaTek, Inc.                                          7,000           70,182
Taiwan Semiconductor Manufacturing Co., Ltd.
  warrants, expiring 1/09/04 (a)                      210,790          347,171
                                                                  ------------
                                                                       499,514
                                                                  ------------
UNITED KINGDOM-30.9%
AstraZeneca Group Plc                                  17,602          706,993
BHP Billiton Plc                                      407,924        2,150,883
British Sky Broadcasting Group Plc (a)                 64,444          715,279
BT GROUP PLC                                           39,826          134,125
Capita Group Plc                                      271,963        1,015,933
Centrica Plc                                          329,651          957,627
Diageo Plc                                             62,278          666,018
Dixons Group Plc                                      150,133          327,564
GlaxoSmithKline Plc                                    24,843          502,201
Hilton Group Plc                                       44,833          136,352
Mm02 Plc (a)                                          111,845          104,913
National Grid Transco Plc                             121,484          825,292
Pearson Plc                                            30,429          284,676
Reckitt Benckiser Plc                                  38,800          713,154
Royal Bank of Scotland Group Plc                       75,740        2,128,242
Standard Chartered Plc                                118,698        1,444,003
Tesco Plc                                             106,306          385,251
Vodafone Group Plc                                    656,698        1,286,266
                                                                  ------------
                                                                    14,484,772
                                                                  ------------
TOTAL INVESTMENTS-98.6%
  (cost $42,572,793)                                                46,246,772
Other assets less liabilities*-1.4%                                    642,491
                                                                  ------------
NET ASSETS-100%                                                   $ 46,889,263
                                                                  ============

* SECURITY LENDING INFORMATION

Includes cash collateral received of $3,167,794 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                   Current                   U.S. $     of Net
                                    Yield      Shares         Value     Assets
                                   -------  ------------  ------------  -------
UBS Private Money Market Fund LLC   1.15%    3,167,794     $3,167,794     6.8%

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $42,572,793)        $ 46,246,772(a)
  Cash                                                               140,990
  Foreign cash, at value (cost $348,761)                             346,292
  Collateral held for securities loaned                            3,167,794
  Receivable for investment securities sold                          226,812
  Dividends and interest receivable                                  188,282
                                                                ------------
  Total assets                                                    50,316,942
                                                                ------------
LIABILITIES
  Payable for collateral received on securities loaned             3,167,794
  Payable for investment securities purchased                        105,885
  Advisory fee payable                                                39,830
  Distribution fee payable                                               913
  Accrued expenses                                                   113,257
                                                                ------------
  Total liabilities                                                3,427,679
                                                                ------------
NET ASSETS                                                      $ 46,889,263
                                                                ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      4,384
  Additional paid-in capital                                      67,832,677
  Undistributed net investment income                                266,195
  Accumulated net realized loss on investment and
    foreign currency transactions                                (24,893,397)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities            3,679,404
                                                                ------------
                                                                $ 46,889,263
                                                                ============
Class A Shares
  Net assets                                                    $ 45,901,753
                                                                ============
  Shares of capital stock outstanding                              4,290,951
                                                                ============
  Net asset value per share                                     $      10.70
                                                                ============
Class B Shares
  Net assets                                                    $    987,510
                                                                ============
  Shares of capital stock outstanding                                 92,758
                                                                ============
  Net asset value per share                                     $      10.65
                                                                ============


(a)  Includes securities on loan with a value of $2,973,010 (see Note F).

     See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $77,705)             $   701,821
  Interest                                                               3,807
                                                                   -----------
  Total investment income                                              705,628
                                                                   -----------
EXPENSES
  Advisory fee                                                         224,504
  Distribution fee--Class B                                              1,282
  Custodian                                                             96,708
  Administrative                                                        37,500
  Audit and legal                                                       32,860
  Printing                                                              10,171
  Transfer agency                                                          474
  Directors' fees and expenses                                             443
  Miscellaneous                                                          2,150
                                                                   -----------
  Total expenses                                                       406,092
                                                                   -----------
  Net investment income                                                299,536
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           (850,559)
    Foreign currency transactions                                       14,323
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      4,299,153
    Foreign currency denominated assets and liabilities                 (3,161)
                                                                   -----------
  Net gain on investment and foreign currency transactions           3,459,756
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 3,759,292
                                                                   ===========


See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                Six Months Ended    Year Ended
                                                  June 30, 2003    December 31,
                                                    (unaudited)        2002
                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                            $    299,536   $     23,441
  Net realized loss on investment and foreign
    currency transactions                              (836,236)    (9,323,331)
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                   4,295,992      1,391,129
                                                   ------------   ------------
  Net increase (decrease) in net assets
    from operations                                   3,759,292     (7,908,761)

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                             (65,147)       (26,587)
    Class B                                              (1,610)            -0-

CAPITAL STOCK TRANSACTIONS
  Net decrease                                       (3,748,944)    (9,567,731)
                                                   ------------   ------------
  Total decrease                                        (56,409)   (17,503,079)

NET ASSETS
  Beginning of period                                46,945,672     64,448,751
                                                   ------------   ------------
  End of period (including undistributed
    net investment income of $33,416 at
    December 31, 2002)                             $ 46,889,263   $ 46,945,672
                                                   ============   ============


See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

The AllianceBernstein International Portfolio (the "Portfolio"), formerly Alliance International Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a Portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements were accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003 amounted to $66,289, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities                          $  16,788,935     $  20,099,726
U.S. government securities                                -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   5,021,204
Gross unrealized depreciation                                       (1,347,225)
                                                                 -------------
Net unrealized appreciation                                      $   3,673,979
                                                                 -------------

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                  2002              2001
                                             -------------     -------------
Distributions paid from:
  Ordinary income                            $      26,587     $     467,035
  Net long-term capital gains                           -0-        3,461,097
                                             -------------     -------------
Total taxable distributions                         26,587         3,928,132
                                             -------------     -------------
Total distributions paid                     $      26,587     $   3,928,132
                                             =============     =============

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $      56,757
Accumulated capital and other losses                             (23,719,427)(a)
Unrealized appreciation/(depreciation)                              (977,663)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (24,640,333)
                                                               =============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $20,359,662 of which $1,383,309 will expire in the year 2008, $7,972,319 will expire in the year 2009 and $11,004,034 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Global Equity Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the six months ended June 30, 2003, the Portfolio deferred to January 1, 2003, post October capital losses and post October currency losses of $3,336,424 and $23,341 respectively.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $2,973,010 and received cash collateral of $3,167,794 which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $2,125 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              593,391    12,142,412    $  5,793,684   $ 129,220,352
Shares issued in
  reinvestment of
  dividends                5,933         2,320          65,147          26,587
Shares redeemed       (1,004,248)  (12,924,689)     (9,889,941)   (138,926,945)
                     -----------   -----------    ------------   -------------
Net decrease            (404,924)     (779,957)   $ (4,031,110)  $  (9,680,006)
                     ===========   ===========    ============   =============

CLASS B
Shares sold            2,113,061        43,037    $ 20,406,597   $     420,107
Shares issued in
  reinvestment of
  dividends                  148            -0-          1,610              -0-
Shares redeemed       (2,067,783)      (31,049)    (20,126,041)       (307,832)
                     -----------   -----------    ------------   -------------
Net increase              45,426        11,988    $    282,166   $     112,275
                     ===========   ===========    ============   =============

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                         Year Ended December 31,
                                          June 30, 2003  ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $9.90       $11.69       $16.01       $21.78       $16.17       $15.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .06           -0-(b)      .03(b)       .01(b)       .12(b)       .17(b)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                          .76        (1.78)       (3.55)       (4.01)        6.13         1.80
Net increase (decrease) in net asset
  value from operations                          .82        (1.78)       (3.52)       (4.00)        6.25         1.97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.01)          -0-        (.03)        (.15)        (.33)
Distributions from net realized gain
  on investment transactions                      -0-          -0-        (.78)       (1.74)        (.49)        (.49)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-        (.02)          -0-          -0-          -0-
Total dividends and distributions               (.02)        (.01)        (.80)       (1.77)        (.64)        (.82)
Net asset value, end of period                $10.70        $9.90       $11.69       $16.01       $21.78       $16.17

TOTAL RETURN
Total investment return based on
  net asset value (c)                           8.23%      (15.28)%     (22.35)%     (19.86)%      40.23%       13.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $45,902      $46,478      $64,036      $78,990      $81,370      $65,052
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.80%(d)     1.36%         .95%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.80%(d)     1.66%        1.44%        1.34%        1.36%        1.37%
  Net investment income                         1.33%(d)      .04%(b)      .23%(b)      .07%(b)      .69%(b)     1.08%(b)
Portfolio turnover rate                           40%          70%          56%          57%         111%         117%



See footnote summary on page 13.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                    CLASS B
                                                     --------------------------------------
                                                    Six Months        Year        October 26,
                                                       Ended          Ended        2001(e) to
                                                   June 30, 2003   December 31,   December 31,
                                                     (unaudited)       2002          2001
                                                     -----------   -----------   -----------
Net asset value, beginning of period                    $9.87        $11.68        $11.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                          .09          (.03)(b)      (.02)(b)
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions            .70         (1.78)          .39
Net increase (decrease) in net asset value from
  Operations                                              .79         (1.81)          .37

LESS: DIVIDENDS
Dividends from net investment income                     (.01)           -0-           -0-
Net asset value, end of period                         $10.65         $9.87        $11.68

TOTAL RETURN
Total investment return based on net asset
  value (c)                                              7.99%       (15.50)%        3.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $988          $467          $413
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            2.05%(d)      1.63%         1.20%(d)
  Expenses, before waivers and reimbursements            2.05%(d)      1.92%         2.26%(d)
  Net investment income (loss)                           1.46%(d)      (.25)%(b)     (.88)%(b)(d)
Portfolio turnover rate                                    40%           70%           56%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

INTERNATIONAL PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. Denoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, JR., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

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                      (This page left intentionally blank.)

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ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003